Results from financial transactions (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Financial Transactions Results

Results from financial transactions comprise:	2017	2016	2015
Net fair value change of general account financial investments at fair value through profit or loss, other than derivatives	232	(42)	(35)
Realized gains and (losses) on financial investments	431	327	349
Gains and (losses) on investments in real estate	193	70	145
Net fair value change of derivatives	(1,159)	239	123
Net fair value change on for account of policyholder financial assets at fair value through profit or loss	20,524	15,121	(110)
Net fair value change on investments in real estate for account of policyholders	38	(26)	67
Net foreign currency gains and (losses)	(20)	41	(29)
Net fair value change on borrowings and other financial liabilities	10	21	9
Realized gains and (losses) on repurchased debt	1	1	2
Total	20,250	15,753	521

Summary of Net Fair Value Changes of Financial Investments at Fair Value Through Profit or Loss, Other Than Derivatives
Net fair value change of general account financial investments at fair value through profit or loss, other than derivatives comprise:	2017	2016	2015
Shares	25	4	-
Debt securities and money market investments	127	8	(24)
Other	80	(54)	(12)
Total	232	(42)	(35)

Summary of Realized Gains and Losses on Financial Investments

Realized gains and losses on financial investments comprise:	2017	2016	2015
Shares	165	46	44
Debt securities and money market investments	242	211	346
Loans	20	16	20
Other	3	54	(60)
Total	431	327	349

Realized gains and losses on financial investments comprise:	2017	2016	2015
Available-for-sale investments	411	311	330
Loans	20	16	20
Total	431	327	349

Summary of Net Fair Value Change of Derivatives

Net fair value change of derivatives comprise:	2017	2016	2015
Net fair value change on economic hedges where no hedge accounting is applied	70	793	(500)
Net fair value change on bifurcated embedded derivatives	(1,231)	(565)	614
Ineffective portion of hedge transactions to which hedge accounting is applied	2	12	8
Total	(1,159)	239	123

Summary of Ineffective Portion of Hedge Transactions
The ineffective portion of hedge transactions to which hedge accounting is applied comprises:	2017	2016	2015
Fair value change on hedging instruments in a fair value hedge	(12)	(29)	(49)
Fair value change on hedged items in a fair value hedge	15	35	54

Ineffectiveness fair value hedge	3	7	5
Ineffectiveness cash flow hedges	-	5	4
Total	2	12	8

Summary of Net Fair Value Change on for Account of Policyholder Financial Assets at Fair Value Through Profit or Loss
Net fair value change on for account of policyholder financial assets at fair value through profit or loss comprise:	2017	2016	2015
Shares	2,372	2,462	706
Debt securities and money market investments	166	1,682	(529)
Unconsolidated investment funds	17,720	10,496	(356)
Derivatives	94	252	69
Other	171	230	-
Total	20,524	15,121	(110)

Aegon N.V [member]
Summary of Results from Financial Transactions

	2017	2016
Results from financial transactions comprise:
Net fair value change of derivatives	56	(68)
Net foreign currency gains and (losses)	-	(2)
Net fair value change on borrowings and other financial liabilities	-	2
Total	56	(68